CONTRACTUAL OBLIGATIONS AND RIGHTS	9 Months Ended
Sep. 30, 2021
CONTRACTUAL RIGHTS AND OBLIGATIONS
CONTRACTUAL RIGHTS AND OBLIGATIONS

NOTE 7 – CONTRACTUAL OBLIGATIONS AND RIGHTS

As of 30 September 2021, TORM has contractual obligations regarding investment commitments including newbuilding and secondhand commitments of USD 78.3m (30 September 2020: USD 85.9m, 31 December 2020: USD 100.6m).